Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,253,028.61

Principal:
Principal Collections	$25,335,397.95
Prepayments in Full	$24,331,347.95
Liquidation Proceeds	$499,835.07
Recoveries	$521.29
Sub Total	$50,167,102.26
Collections	$54,420,130.87

Purchase Amounts:
Purchase Amounts Related to Principal	$243,636.05
Purchase Amounts Related to Interest	$579.00
Sub Total	$244,215.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,664,345.92

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$54,664,345.92
Servicing Fee	$981,554.24	$981,554.24	$0.00	$0.00	$53,682,791.68
Interest - Class A-1 Notes	$22,688.56	$22,688.56	$0.00	$0.00	$53,660,103.12
Interest - Class A-2 Notes	$189,750.00	$189,750.00	$0.00	$0.00	$53,470,353.12
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$53,183,216.45
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$53,078,081.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,078,081.03
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$53,022,809.03
Second Priority Principal Payment	$8,479,965.36	$8,479,965.36	$0.00	$0.00	$44,542,843.67
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$44,500,951.00
Third Priority Principal Payment	$26,320,000.00	$26,320,000.00	$0.00	$0.00	$18,180,951.00
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$18,126,117.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,126,117.67
Regular Principal Payment	$84,963,686.53	$18,126,117.67	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$54,664,345.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$8,479,965.36
Third Priority Principal Payment					$26,320,000.00
Regular Principal Payment					$18,126,117.67
Total					$52,926,083.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$52,926,083.03	$168.02	$22,688.56	$0.07	$52,948,771.59	$168.09
Class A-2 Notes	$0.00	$0.00	$189,750.00	$0.46	$189,750.00	$0.46
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$52,926,083.03	$39.43	$756,708.65	$0.56	$53,682,791.68	$39.99

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$119,763,651.89	0.3802021	$66,837,568.86	0.2121828
Class A-2 Notes	$414,000,000.00	1.0000000	$414,000,000.00	1.0000000
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,147,013,651.89	0.8545455	$1,094,087,568.86	0.8151146

Pool Information
Weighted Average APR	4.319%	4.298%
Weighted Average Remaining Term	52.92	52.06
Number of Receivables Outstanding	54,025	52,235
Pool Balance	$1,177,865,086.30	$1,127,231,586.59
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,134,899,348.48	$1,085,893,686.53
Pool Factor	0.8635481	0.8264263

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$16,908,473.80
Yield Supplement Overcollateralization Amount	$41,337,900.06
Targeted Overcollateralization Amount	$51,426,457.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,144,017.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		189	$223,266.96
(Recoveries)		2	$521.29
Net Losses for Current Collection Period			$222,745.67
Cumulative Net Losses Last Collection Period			$138,256.63
Cumulative Net Losses for all Collection Periods			$361,002.30

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.23%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.71%	378	$7,978,520.72
61-90 Days Delinquent	0.05%	26	$582,911.28
91-120 Days Delinquent	0.01%	5	$106,011.26
Over 120 Days Delinquent	0.01%	3	$81,307.09
Total Delinquent Receivables	0.78%	412	$8,748,750.35

Repossession Inventory:
Repossessed in the Current Collection Period		24	$592,012.69
Total Repossessed Inventory		35	$890,026.23

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0232%
Preceding Collection Period			0.1128%
Current Collection Period			0.2319%
Three Month Average			0.1226%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0375%
Preceding Collection Period			0.0592%
Current Collection Period			0.0651%
Three Month Average			0.0539%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer